Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Central Index Key	dei_EntityCentralIndexKey	0000722885
Pear Tree Polaris Foreign Value Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	Pear Tree Polaris Foreign Value Fund
Supplement	ck0000722885_SupplementTextBlock

PEAR TREE FUNDS

Supplement

to

Prospectus and Statement of Additional Information, Each Dated August 1, 2018

PEAR TREE POLARIS FOREIGN VALUE FUND

Ordinary Shares (Ticker Symbol: QFVOX)

Institutional Shares (Ticker Symbol: QFVIX)

R6 Shares: (QFVRX)

November 7, 2017

As of November 7, 2018, please note the following changes to the Prospectus and Statement of Additional Information, each dated August 1, 2018, of Pear Tree Polaris Foreign Value Fund (“Foreign Value Fund”).

1.             Prospectus.

(a)     “Summary Information About Pear Tree Funds - Pear Tree Polaris Foreign Value Fund - Fee Table and Expenses of Foreign Value Fund - Annual Fund Operating Expenses” and “- Example” in the Prospectus are revised as follows:

Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in Foreign Value Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in Foreign Value Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5 percent return each year and that Foreign Value Fund's operating expenses remain the same as set forth in the table above. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Supplement Closing	ck0000722885_SupplementClosingTextBlock	PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE
Pear Tree Polaris Foreign Value Fund | Ordinary Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.51%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.10%	[1]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.41%	[1]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
1 year	rr_ExpenseExampleYear01	$ 144
3 years	rr_ExpenseExampleYear03	467
5 years	rr_ExpenseExampleYear05	814
10 years	rr_ExpenseExampleYear10	$ 1,793
Pear Tree Polaris Foreign Value Fund | Institutional Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.26%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.26%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.22%	[1],[2]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	1.04%	[1],[2]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
1 year	rr_ExpenseExampleYear01	$ 106
3 years	rr_ExpenseExampleYear03	378
5 years	rr_ExpenseExampleYear05	671
10 years	rr_ExpenseExampleYear10	$ 1,503
Pear Tree Polaris Foreign Value Fund | R6 Shares
Risk/Return:	rr_RiskReturnAbstract
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.10%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.10%
Fee Waiver and/or Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	0.16%	[1],[3]
Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement	rr_NetExpensesOverAssets	0.94%	[1],[3]
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	July 31, 2019
1 year	rr_ExpenseExampleYear01	$ 96
3 years	rr_ExpenseExampleYear03	334
5 years	rr_ExpenseExampleYear05	591
10 years	rr_ExpenseExampleYear10	$ 1,326

[1]	The Manager has contractually agreed until July 31, 2019 to waive such portion of the management fees that it would otherwise receive under its agreement with Pear Tree Funds for serving as investment manager to Foreign Value Fund such that the aggregate management fee that the Manager would receive during the waiver period for serving as the investment manager of Foreign Value Fund would be calculated using an annual rate of 0.90 percent of Foreign Value Fund's net assets. This fee waiver only may be terminated with the approval of the Trustees.
[2]	The Manager, in its capacity as transfer agent to Pear Tree Funds, has contractually agreed until July 31, 2019 to waive such portion of the fees that it would otherwise receive for serving as transfer agent under its agreement with Pear Tree Funds such that the aggregate transfer agent fee with respect to Institutional Shares would be calculated using an annual rate of 0.04 percent of Foreign Value Fund's net assets attributable to Institutional Shares. This fee waiver only may be terminated with the approval of the Trustees. The aggregate transfer agent fee with respect to Ordinary Shares remains unchanged.
[3]	The Manager has contractually agreed until July 31, 2019 to reimburse such portion of the expenses of Foreign Value Fund attributable to R6 Shares such that "Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursement" with respect to R6 Shares is not greater than 0.94 percent of Foreign Value Fund's net assets attributable to R6 Shares. This expense reimbursement agreement does not permit the Manager to recoup any amounts reimbursed by the Manager, and it only may be terminated with the approval of the Trustees. The aggregate expenses of Foreign Value Fund with respect to Ordinary Shares and Institutional Shares remain unchanged.